Financial instruments - Disclosure of credit risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	₺ 186,830,436	₺ 166,441,073
Trade receivables
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	23,802,461	21,978,498
Contract assets
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	6,579,303	7,022,965
Receivables from financial services
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	9,113,509	9,829,352
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	91,827,945	90,229,104
Derivative financial instruments
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	1,779,279	2,674,277
Other current & non-current assets
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	1,427,859	2,060,434
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	2,148,886	1,395,180
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	11,106,367	12,481,132
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	38,677,288	18,447,443
Due from related parties
Disclosure of detailed information about financial instruments
Maximum exposure to credit risk	₺ 367,539	₺ 322,688